Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common share outstanding for the period subsequent to the transactions that occurred in connection with the Business Combination (
in thousands, except share and per share data
):

	Twelve Months Ended December 31,
	2021	2020
Net (loss) income attributable to CareMax, Inc. Class A common stockholders	$(6,675)	$7,601

Weighted average basic shares outstanding	52,620,980	10,796,069
Weighted average diluted shares outstanding	52,620,980	10,796,069

Net (loss) income per share
Basic	$(0.13)	$0.70
Diluted	$(0.13)	$0.70